Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.8%)
	Nucor Corp.	106,253	15,795
	Fastenal Co.	213,502	12,682
	International Flavors & Fragrances Inc.	94,455	12,405
	LyondellBasell Industries NV Class A	98,097	10,086
	Albemarle Corp.	43,846	9,697
	International Paper Co.	139,452	6,436
	FMC Corp.	47,506	6,250
	Celanese Corp.	40,067	5,724
	Eastman Chemical Co.	50,325	5,639
	Avery Dennison Corp.	30,990	5,391
	Mosaic Co.	68,600	4,562
	CF Industries Holdings Inc.	38,594	3,978
	Westlake Corp.	5,947	734
			99,379
Consumer Discretionary (13.7%)
*	Dollar Tree Inc.	83,544	13,380
*	Aptiv plc	100,251	12,001
*	Trade Desk Inc. Class A	163,300	11,309
*	Expedia Group Inc.	55,749	10,908
*	Southwest Airlines Co.	221,600	10,149
*	Copart Inc.	79,030	9,916
	Tractor Supply Co.	42,013	9,805
*	Delta Air Lines Inc.	239,600	9,481
	DR Horton Inc.	125,539	9,354
	Paramount Global Class B	216,941	8,203
*	Ulta Beauty Inc.	20,072	7,993
*	Hilton Worldwide Holdings Inc.	52,200	7,921
*	AutoZone Inc.	3,842	7,855
	Lennar Corp. Class A	96,492	7,832
*	Chipotle Mexican Grill Inc.	4,948	7,828
	VF Corp.	130,185	7,402
	Best Buy Co. Inc.	80,730	7,338
	Garmin Ltd.	57,646	6,837
*	Royal Caribbean Cruises Ltd.	81,043	6,790
*	Take-Two Interactive Software Inc.	43,197	6,641
	Genuine Parts Co.	52,483	6,614
	Omnicom Group Inc.	77,644	6,590
*	Live Nation Entertainment Inc.	54,719	6,437
*	Carnival Corp.	312,216	6,313
	Darden Restaurants Inc.	47,194	6,274
	MGM Resorts International	142,496	5,976

		Shares	Market Value ($000)
*	Etsy Inc.	47,500	5,903
*	Caesars Entertainment Inc.	76,000	5,879
*	CarMax Inc.	60,677	5,854
*	United Airlines Holdings Inc.	121,204	5,619
	Domino's Pizza Inc.	13,659	5,559
*	NVR Inc.	1,193	5,329
*	AMC Entertainment Holdings Inc. Class A	192,400	4,741
	Advance Auto Parts Inc.	22,686	4,695
	Fox Corp. Class A	116,900	4,612
*	Burlington Stores Inc.	24,960	4,547
*	LKQ Corp.	90,538	4,111
	News Corp. Class A	183,521	4,065
*	Lyft Inc. Class A	105,698	4,059
	Hasbro Inc.	49,088	4,021
	Whirlpool Corp.	21,916	3,787
*	Carvana Co.	30,900	3,686
	PulteGroup Inc.	87,728	3,676
	BorgWarner Inc.	89,740	3,491
	Rollins Inc.	91,617	3,211
*	Wynn Resorts Ltd.	38,950	3,106
*	Wayfair Inc. Class A	27,713	3,070
*	Las Vegas Sands Corp.	78,700	3,059
	Pool Corp.	7,100	3,002
*	Discovery Inc. Class C	117,412	2,932
*,1	Lucid Group Inc.	107,443	2,729
*	Liberty Media Corp.-Liberty SiriusXM Class C	57,236	2,617
	Interpublic Group of Cos. Inc.	73,701	2,613
*	ROBLOX Corp. Class A	54,800	2,534
*	DraftKings Inc. Class A	114,166	2,223
*	American Airlines Group Inc.	121,251	2,213
	Bath & Body Works Inc.	44,800	2,141
*,1	GameStop Corp. Class A	12,200	2,032
	Fox Corp. Class B	55,568	2,016
*	Vail Resorts Inc.	7,552	1,966
	Warner Music Group Corp. Class A	43,267	1,638
*	Endeavor Group Holdings Inc. Class A	54,526	1,610
	Lear Corp.	11,129	1,587
*	Discovery Inc. Class A	60,204	1,500
[1]	Sirius XM Holdings Inc.	218,400	1,446
*	Peloton Interactive Inc. Class A	53,600	1,416
*	Chewy Inc. Class A	32,020	1,306
*	Liberty Media Corp.-Liberty SiriusXM Class A	27,445	1,255
*,1	QuantumScape Corp. Class A	37,868	757
	Lennar Corp. Class B	6,899	472
	Paramount Global Class A	2,790	113
	News Corp. Class B	3,475	78
			355,423
Consumer Staples (4.7%)
	Corteva Inc.	270,169	15,529
	Kroger Co.	246,104	14,119
	Tyson Foods Inc. Class A	108,315	9,708
	Archer-Daniels-Midland Co.	104,700	9,450
	McCormick & Co. Inc. (Non-Voting)	93,326	9,314
	AmerisourceBergen Corp.	58,424	9,039
	Church & Dwight Co. Inc.	89,530	8,898
	McKesson Corp.	27,900	8,541
	Clorox Co.	46,011	6,397
	Kellogg Co.	95,820	6,179

		Shares	Market Value ($000)
	Conagra Brands Inc.	179,614	6,030
	Hormel Foods Corp.	101,587	5,236
	J M Smucker Co.	38,580	5,224
	Campbell Soup Co.	73,558	3,278
	Molson Coors Beverage Co. Class B	33,808	1,805
	Lamb Weston Holdings Inc.	27,413	1,642
	Albertsons Cos. Inc. Class A	26,900	894
*	Olaplex Holdings Inc.	24,158	378
			121,661
Energy (6.4%)
	Occidental Petroleum Corp.	330,400	18,747
	Valero Energy Corp.	152,000	15,434
	Devon Energy Corp.	247,500	14,635
	Baker Hughes Co.	337,212	12,278
*	Cheniere Energy Inc.	85,420	11,844
	ONEOK Inc.	165,382	11,681
	Halliburton Co.	301,155	11,405
	Hess Corp.	103,236	11,050
	Pioneer Natural Resources Co.	42,995	10,750
*	Enphase Energy Inc.	44,900	9,060
	Marathon Petroleum Corp.	105,079	8,984
	Williams Cos. Inc.	227,464	7,600
	Phillips 66	82,000	7,084
*	Plug Power Inc.	215,800	6,174
	Diamondback Energy Inc.	33,100	4,537
	Coterra Energy Inc.	144,100	3,886
	Continental Resources Inc.	6,800	417
			165,566
Financials (11.6%)
	MSCI Inc.	28,729	14,447
	Arthur J Gallagher & Co.	77,600	13,549
	Ameriprise Financial Inc.	41,492	12,463
*	SVB Financial Group	21,967	12,289
	Discover Financial Services	107,132	11,805
	State Street Corp.	130,009	11,326
	Fifth Third Bancorp	253,866	10,926
	First Republic Bank	66,430	10,768
	Willis Towers Watson plc	43,767	10,339
	Apollo Global Management Inc.	156,499	9,701
	American International Group Inc.	151,600	9,516
	Hartford Financial Services Group Inc.	123,212	8,848
	Northern Trust Corp.	73,830	8,598
	M&T Bank Corp.	48,186	8,168
	Huntington Bancshares Inc.	534,933	7,821
	Regions Financial Corp.	348,793	7,764
	KeyCorp	344,436	7,708
	Cincinnati Financial Corp.	56,504	7,682
	Raymond James Financial Inc.	69,487	7,637
	Nasdaq Inc.	42,726	7,614
	Principal Financial Group Inc.	96,864	7,111
	Citizens Financial Group Inc.	156,850	7,110
*	Markel Corp.	4,794	7,072
	Broadridge Financial Solutions Inc.	43,692	6,803
*	Arch Capital Group Ltd.	137,348	6,650
	FactSet Research Systems Inc.	14,057	6,103
	Ally Financial Inc.	125,608	5,461
	Loews Corp.	77,333	5,013

		Shares	Market Value ($000)
	W R Berkley Corp.	74,334	4,950
	Fidelity National Financial Inc.	101,244	4,945
	MarketAxess Holdings Inc.	13,526	4,602
	Cboe Global Markets Inc.	39,970	4,573
	Equitable Holdings Inc.	144,613	4,470
	Everest Re Group Ltd.	14,724	4,438
	Annaly Capital Management Inc.	542,890	3,822
	Tradeweb Markets Inc. Class A	39,400	3,462
	Franklin Resources Inc.	112,747	3,148
	Interactive Brokers Group Inc. Class A	34,750	2,290
	Ares Management Corp. Class A	28,100	2,283
*	Alleghany Corp.	2,397	2,030
	Lincoln National Corp.	28,736	1,878
	Globe Life Inc.	17,007	1,711
	Rocket Cos. Inc. Class A	25,600	285
[1]	UWM Holdings Corp. Class A	9,200	42
			299,221
Health Care (11.0%)
*	Dexcom Inc.	36,093	18,465
*	Centene Corp.	216,960	18,266
*	IQVIA Holdings Inc.	70,973	16,410
	ResMed Inc.	54,584	13,237
	West Pharmaceutical Services Inc.	27,700	11,377
*	Veeva Systems Inc. Class A	51,938	11,035
	Cerner Corp.	108,948	10,193
	Zimmer Biomet Holdings Inc.	78,126	9,992
*	Laboratory Corp. of America Holdings	35,420	9,339
	STERIS plc	37,500	9,066
*	Horizon Therapeutics plc	84,900	8,932
*	IDEXX Laboratories Inc.	15,606	8,538
	PerkinElmer Inc.	46,700	8,147
	Cooper Cos. Inc.	18,207	7,603
*	Seagen Inc.	51,344	7,396
*	Alnylam Pharmaceuticals Inc.	44,733	7,305
*	Hologic Inc.	92,689	7,120
*	Catalent Inc.	63,100	6,998
*	Insulet Corp.	25,800	6,873
*	Avantor Inc.	194,000	6,561
	Teleflex Inc.	17,518	6,216
	Quest Diagnostics Inc.	44,292	6,062
	Cardinal Health Inc.	103,123	5,847
*	Incyte Corp.	70,281	5,582
*	ABIOMED Inc.	16,155	5,351
*	BioMarin Pharmaceutical Inc.	68,714	5,298
	Royalty Pharma plc Class A	128,204	4,995
	Viatris Inc.	452,857	4,927
*	Exact Sciences Corp.	64,548	4,513
*	Bio-Rad Laboratories Inc. Class A	7,953	4,479
*	Henry Schein Inc.	50,690	4,420
*	Elanco Animal Health Inc.	168,240	4,389
	DENTSPLY SIRONA Inc.	81,873	4,030
*	Teladoc Health Inc.	54,000	3,895
	Universal Health Services Inc. Class B	25,963	3,763
*	Charles River Laboratories International Inc.	9,400	2,669
*	DaVita Inc.	21,328	2,413
*	agilon health Inc.	66,576	1,688
*	10X Genomics Inc. Class A	15,700	1,194

		Shares	Market Value ($000)
*	GoodRx Holdings Inc. Class A	12,775	247
*	Ginkgo Bioworks Holdings Inc.	31,007	125
			284,956
Industrials (14.2%)
	Carrier Global Corp.	318,205	14,596
	Cintas Corp.	32,881	13,987
	Verisk Analytics Inc.	59,821	12,839
*	TransDigm Group Inc.	19,692	12,830
*	Mettler-Toledo International Inc.	8,456	11,612
	AMETEK Inc.	86,622	11,536
	Old Dominion Freight Line Inc.	38,405	11,471
	Ball Corp.	119,542	10,759
	Equifax Inc.	45,321	10,746
*	Keysight Technologies Inc.	67,320	10,635
	PACCAR Inc.	116,973	10,302
*	United Rentals Inc.	27,078	9,618
	Vulcan Materials Co.	49,112	9,022
	Martin Marietta Materials Inc.	23,316	8,974
	Stanley Black & Decker Inc.	60,700	8,485
	Dover Corp.	53,943	8,464
	WW Grainger Inc.	16,163	8,337
*	Bill.com Holdings Inc.	36,500	8,278
*	Teledyne Technologies Inc.	17,300	8,177
*	Zebra Technologies Corp. Class A	19,760	8,175
	Fortive Corp.	127,511	7,769
*	Ingersoll Rand Inc.	152,612	7,684
	TransUnion	71,703	7,410
*	FleetCor Technologies Inc.	28,857	7,187
*	Generac Holdings Inc.	23,600	7,015
*	Waters Corp.	22,528	6,992
*	Trimble Inc.	94,004	6,781
	Synchrony Financial	193,900	6,750
	Jacobs Engineering Group Inc.	48,280	6,653
	Expeditors International of Washington Inc.	63,418	6,542
	JB Hunt Transport Services Inc.	31,469	6,319
	Westinghouse Air Brake Technologies Corp.	65,255	6,276
	Otis Worldwide Corp.	79,496	6,117
	Rockwell Automation Inc.	21,674	6,069
	Crown Holdings Inc.	47,863	5,987
	Textron Inc.	79,918	5,944
	Xylem Inc.	67,568	5,761
	Packaging Corp. of America	34,708	5,418
	CH Robinson Worldwide Inc.	47,690	5,137
	Westrock Co.	97,003	4,562
	Masco Corp.	89,228	4,551
	Snap-on Inc.	19,657	4,039
	Fortune Brands Home & Security Inc.	50,776	3,772
	HEICO Corp. Class A	27,399	3,475
*	Affirm Holdings Inc. Class A	70,823	3,278
	Jack Henry & Associates Inc.	13,260	2,613
	Cognex Corp.	31,441	2,426
	HEICO Corp.	15,169	2,329
	Hubbell Inc. Class B	10,232	1,880
*	Mohawk Industries Inc.	9,319	1,157
*	Marqeta Inc. Class A	25,897	286
*,1	Aurora Innovation Inc.	9,000	50
			367,072

		Shares	Market Value ($000)
Real Estate (9.7%)
	Welltower Inc.	166,314	15,989
	Realty Income Corp.	219,912	15,240
	Digital Realty Trust Inc.	105,475	14,956
	SBA Communications Corp.	40,405	13,903
	AvalonBay Communities Inc.	51,759	12,855
	Equity Residential	133,436	11,999
	Alexandria Real Estate Equities Inc.	59,383	11,951
*	CBRE Group Inc. Class A	117,919	10,792
	Weyerhaeuser Co.	277,821	10,529
	Extra Space Storage Inc.	50,092	10,299
*	CoStar Group Inc.	147,840	9,848
	Ventas Inc.	149,500	9,233
	Invitation Homes Inc.	226,074	9,084
	Mid-America Apartment Communities Inc.	43,138	9,035
	Essex Property Trust Inc.	24,328	8,405
	Simon Property Group Inc.	63,733	8,385
	Duke Realty Corp.	142,599	8,279
	Sun Communities Inc.	43,088	7,553
	Healthpeak Properties Inc.	201,809	6,928
	Boston Properties Inc.	52,674	6,784
	UDR Inc.	117,550	6,744
	Camden Property Trust	38,230	6,354
	Iron Mountain Inc.	108,363	6,004
	WP Carey Inc.	71,027	5,742
	VICI Properties Inc.	139,300	3,965
*	Zillow Group Inc. Class C	60,500	2,982
*	Host Hotels & Resorts Inc.	133,658	2,597
	Regency Centers Corp.	32,099	2,290
*	Zillow Group Inc. Class A	16,500	796
*	Opendoor Technologies Inc.	87,000	753
			250,274
Technology (16.4%)
*	Synopsys Inc.	57,061	19,017
*	Cadence Design Systems Inc.	103,045	16,947
	Amphenol Corp. Class A	222,552	16,769
	Microchip Technology Inc.	206,278	15,500
*	Datadog Inc. Class A	90,700	13,738
*	Palo Alto Networks Inc.	18,366	11,433
	Marvell Technology Inc.	157,338	11,283
*	Cloudflare Inc. Class A	93,500	11,192
*	Twitter Inc.	283,177	10,956
*	Match Group Inc.	100,704	10,951
	Corning Inc.	283,345	10,458
*	MongoDB Inc.	23,557	10,450
*	ANSYS Inc.	32,642	10,369
*	ON Semiconductor Corp.	161,300	10,099
	CDW Corp.	50,262	8,991
*	Palantir Technologies Inc. Class A	647,020	8,884
*	Fortinet Inc.	25,870	8,841
*	Splunk Inc.	59,087	8,781
*	Gartner Inc.	29,237	8,697
*	Okta Inc.	55,277	8,345
	Skyworks Solutions Inc.	61,129	8,147
	Hewlett Packard Enterprise Co.	483,368	8,077
*	HubSpot Inc.	16,800	7,979
	Monolithic Power Systems Inc.	16,363	7,947
*	VeriSign Inc.	34,731	7,726

		Shares	Market Value ($000)
*	Unity Software Inc.	76,698	7,609
*	Zscaler Inc.	31,500	7,600
*	DocuSign Inc.	70,068	7,506
*	Akamai Technologies Inc.	60,852	7,265
	Teradyne Inc.	60,100	7,106
	Seagate Technology Holdings plc	77,490	6,966
	NetApp Inc.	82,480	6,846
*	Tyler Technologies Inc.	15,300	6,807
*	Paycom Software Inc.	19,092	6,613
	SS&C Technologies Holdings Inc.	80,961	6,074
*	EPAM Systems Inc.	20,200	5,991
*	ZoomInfo Technologies Inc. Class A	97,888	5,848
*	Western Digital Corp.	110,628	5,493
	NortonLifeLock Inc.	206,963	5,489
*	Twilio Inc. Class A	32,000	5,274
*	GoDaddy Inc. Class A	62,197	5,206
*	Pinterest Inc. Class A	210,704	5,185
*	Qorvo Inc.	40,478	5,023
	Citrix Systems Inc.	46,653	4,707
*	RingCentral Inc. Class A	30,790	3,609
	Bentley Systems Inc. Class B	76,018	3,358
*	AppLovin Corp. Class A	60,733	3,345
*	Black Knight Inc.	55,285	3,206
*	IAC/InterActiveCorp	29,770	2,985
	Leidos Holdings Inc.	26,300	2,841
*	Coupa Software Inc.	27,700	2,815
*	Zendesk Inc.	22,600	2,719
*	Dropbox Inc. Class A	105,286	2,448
*	F5 Inc.	11,531	2,409
*	UiPath Inc. Class A	107,111	2,313
*	Qualtrics International Inc. Class A	30,134	860
*	HashiCorp Inc. Class A	2,600	140
*	Gitlab Inc. Class A	1,000	54
*	Toast Inc. Class A	1,880	41
			423,328
Telecommunications (1.9%)
	Motorola Solutions Inc.	62,431	15,121
*	Arista Networks Inc.	86,260	11,988
*	Liberty Broadband Corp. Class C	53,039	7,177
*	Roku Inc.	44,096	5,524
	Lumen Technologies Inc.	383,387	4,321
*	DISH Network Corp. Class A	92,431	2,925
	Juniper Networks Inc.	60,939	2,265
*	Liberty Broadband Corp. Class A	7,686	1,007
			50,328
Utilities (6.4%)
	Waste Connections Inc.	95,787	13,381
	Consolidated Edison Inc.	130,939	12,397
	WEC Energy Group Inc.	115,963	11,574
	Eversource Energy	128,684	11,349
	American Water Works Co. Inc.	67,962	11,250
	Edison International	140,741	9,866
	FirstEnergy Corp.	211,678	9,708
	Ameren Corp.	95,606	8,964
*	PG&E Corp.	737,767	8,809
	Entergy Corp.	75,256	8,786
	DTE Energy Co.	65,296	8,633

			Shares	Market Value ($000)
		PPL Corp.	272,067	7,770
		CMS Energy Corp.	108,499	7,588
		CenterPoint Energy Inc.	235,395	7,213
		AES Corp.	237,123	6,101
		Alliant Energy Corp.	93,698	5,854
		Evergy Inc.	84,965	5,807
		NiSource Inc.	150,393	4,782
		Vistra Corp.	180,726	4,202
		Avangrid Inc.	29,145	1,362
				165,396
Total Common Stocks (Cost $1,928,166)				2,582,604
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $8,588)	0.312%	85,882	8,587
Total Investments (100.2%) (Cost $1,936,754)				2,591,191
Other Assets and Liabilities—Net (-0.2%)				(4,117)
Net Assets (100%)				2,587,074
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,151,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,544,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	15	1,550	71
E-mini S&P 500 Index	June 2022	10	2,265	157
E-mini S&P Mid-Cap 400 Index	June 2022	3	807	37
				265

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.